Investment Properties	12 Months Ended
Dec. 31, 2012
Investment Properties
Investment Properties

6.    Investment Properties

            Investment properties consist of the following as of December 31:

	2012	2011
Land	$3,736,882	$3,136,981
Buildings and improvements	30,187,495	26,196,349

Total land, buildings and improvements	33,924,377	29,333,330
Furniture, fixtures and equipment	328,144	323,716

Investment properties at cost	34,252,521	29,657,046
Less — accumulated depreciation	9,068,388	8,388,130

Investment properties at cost, net	$25,184,133	$21,268,916

Construction in progress included above	$329,663	$464,076